AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 99.1%
Communication Services - 8.7%
Alphabet, Inc., Class C*	35,120	$4,096,397
Comcast Corp., Class A	82,765	3,105,343
Liberty Broadband Corp., Class C*	20,347	2,216,398

Total Communication Services		9,418,138
Consumer Discretionary - 15.1%
Advance Auto Parts, Inc.	19,978	3,868,140
Asbury Automotive Group, Inc.*	11,602	1,991,367
DR Horton, Inc.	20,636	1,610,227
Expedia Group, Inc.*	15,148	1,606,446
LKQ Corp.	75,301	4,129,507
Starbucks Corp.	37,534	3,182,133

Total Consumer Discretionary		16,387,820
Consumer Staples - 18.0%
Albertsons Cos., Inc., Class A	149,723	4,020,063
BJ's Wholesale Club Holdings, Inc.*	53,682	3,634,271
Molson Coors Beverage Co., Class B	52,373	3,129,287
Unilever PLC, Sponsored ADR (United Kingdom)[1]	90,888	4,422,610
Walgreens Boots Alliance, Inc.	107,792	4,270,719

Total Consumer Staples		19,476,950
Energy - 2.5%
Centennial Resource Development, Inc., Class A*	180,678	1,203,316
SM Energy Co.	37,980	1,567,814

Total Energy		2,771,130
Financials - 19.5%
American Equity Investment Life Holding Co.	81,833	3,073,648
Berkshire Hathaway, Inc., Class B*	27,003	8,117,102
U.S. Bancorp	99,669	4,704,377
White Mountains Insurance Group, Ltd.	1,317	1,632,329
Willis Towers Watson PLC (United Kingdom)	17,343	3,588,960

Total Financials		21,116,416
	Shares	Value
Health Care - 4.5%
ICU Medical, Inc.*	10,225	$1,811,563
Premier, Inc., Class A	79,880	3,072,185

Total Health Care		4,883,748
Industrials - 9.2%
UniFirst Corp.	18,985	3,718,972
United Parcel Service, Inc., Class B	19,539	3,807,956
Univar Solutions, Inc.*	91,253	2,467,481

Total Industrials		9,994,409
Information Technology - 14.6%
Fiserv, Inc.*	41,053	4,338,481
Oracle Corp.	49,396	3,844,985
QUALCOMM, Inc.	18,002	2,611,370
TD SYNNEX Corp.	50,030	5,024,012

Total Information Technology		15,818,848
Utilities - 7.0%
The AES Corp.	185,069	4,112,233
Vistra Corp.	133,478	3,450,406

Total Utilities		7,562,639

Total Common Stocks (Cost $100,458,686)		107,430,098
Short-Term Investments - 0.8%
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[2]	539,924	539,924
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[2]	278,143	278,143

Total Short-Term Investments (Cost $818,067)		818,067
Total Investments - 99.9% (Cost $101,276,753)		108,248,165
Other Assets, less Liabilities - 0.1%		116,090
Net Assets - 100.0%		$108,364,255

*	Non-income producing security.
[1]	Some of this security, amounting to $4,380,422 or 4.0% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$107,430,098	—	—	$107,430,098
Short-Term Investments
Other Investment Companies	818,067	—	—	818,067
Total Investments in Securities	$108,248,165	—	—	$108,248,165

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,380,422	—	$4,446,343	$4,446,343
The following table summarizes the securities received as collateral for securities lending at July 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-4.750%	10/31/22-11/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.